Taxes Payable - Schedule of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Taxes payable [abstract]
Contributions over revenue (PIS and COFINS)	R$ 22,212	R$ 14,008
Taxes on services (ISS)	9,504	117
Withholding taxes from services taken	4,838	3,117
Social security levied on gross revenue (INSS)	123	324
Withholding income tax	8,527	13,028
Income tax (IRPJ and CSLL)	5,944	4,605
Other taxes and contributions	421	706
Total taxes payable	R$ 51,569	R$ 35,905